Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.8%

Alabama — 3.4%
Alabama Housing Finance Authority, Revenue Bonds
Series A
3.875%, due 12/1/23(a),(b)	$1,500,000	$1,498,271
Series H
5.000%, due 6/1/26(a),(b)	500,000	507,357
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	674,192
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 12/1/49(a),(b)	600,000	597,243
4.000%, due 10/1/52(a),(b)	1,760,000	1,742,218
5.250%, due 6/1/26	1,800,000	1,858,809
5.500%, due 11/1/53(a),(b)	1,000,000	1,054,439
Series B-2
4.630%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	881,654
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	695,703
4.000%, due 3/1/35	1,220,000	1,268,682
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 1/1/53(a),(b)	3,000,000	3,196,291
State of Alabama, General Obligation Bonds
Series A
3.000%, due 8/1/26	1,000,000	992,691
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	810,587
		15,778,137
Alaska — 0.5%
Alaska Industrial Development & Export Authority, Revenue Bonds
Series A
5.000%, due 6/1/28	100,000	101,126
Alaska Municipal Bond Bank Authority, Revenue Bonds
5.000%, due 12/1/35	500,000	568,382
5.000%, due 12/1/37	650,000	719,587
5.000%, due 12/1/39	1,000,000	1,097,887
		2,486,982
Arizona — 2.1%
Arizona Industrial Development Authority, Revenue Bonds
Series A
3.950%, due 2/1/48(a),(b)	7,000,000	7,000,000
4.000%, due 11/1/39	600,000	570,540
5.000%, due 11/1/31	550,000	587,732
Series A Insured: BAM
5.000%, due 6/1/31	300,000	328,486
5.000%, due 6/1/32	325,000	355,623
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	524,132
	Principal Amount	Value
Municipal Bonds (continued)

Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds
Series C Insured: SD CRED PROG
5.000%, due 7/1/37	$300,000	$310,533
		9,677,046
Arkansas — 0.1%
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	422,031

California — 6.0%
Benicia Unified School District, General Obligation Bonds
Series C Insured: AGM
3.370%, due 8/1/23(c)	300,000	300,000
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a),(b)	1,650,000	1,723,300
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	835,000	849,942
California Municipal Finance Authority, Certificates of Participation
Insured: AGM
5.000%, due 11/1/28	250,000	265,291
5.000%, due 11/1/29	125,000	134,309
5.000%, due 11/1/30	410,000	445,360
5.000%, due 11/1/32	225,000	248,667
5.000%, due 11/1/33	1,175,000	1,296,965
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	424,540
Series A
5.000%, due 8/1/26(a),(b)	1,000,000	1,019,743
Series C
5.500%, due 11/15/27	500,000	493,456
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	216,396
Series B Insured: AGM
5.000%, due 6/1/26	250,000	264,402
5.000%, due 6/1/27	200,000	216,396
5.000%, due 6/1/29	150,000	169,608
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,122,667
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/41	1,000,000	1,034,671
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	720,192
5.000%, due 8/1/38	500,000	547,645
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.550%, due 8/1/33(c)	1,465,000	918,495
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	556,995

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	$1,100,000	$1,119,238
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.770%, due 8/1/33(c)	35,000	24,106
3.800%, due 8/1/31(c)	150,000	112,676
Metropolitan Water District of Southern California, Revenue Bonds
Series E
4.120%, (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,200,462
Monterey Peninsula Community College District, General Obligation Bonds
4.280%, due 8/1/32(c)	975,000	712,491
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	561,742
Sacramento City Financing Authority, Tax Allocation
Series A Insured: NATL
3.650%, due 12/1/23(c)	3,000,000	2,963,641
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
3.740%, due 7/1/24(c)	305,000	294,788
San Diego Unified School District, General Obligation Bonds
Series I
5.000%, due 7/1/47	1,000,000	1,053,844
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	500,000	508,535
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/40	1,000,000	1,147,811
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	515,191
Insured: BAM
5.000%, due 9/1/35	2,000,000	2,125,893
University of California, Revenue Bonds
5.500%, due 5/15/40	1,875,000	2,274,465
Westminster School District, General Obligation Bonds
Series B Insured: BAM
5.590%, due 8/1/48(c)	100,000	17,905
		27,601,828
Colorado — 2.0%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,244,079
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B
2.000%, due 12/15/26	500,000	471,017
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/42	1,500,000	1,552,347
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.000%, due 12/15/36	475,000	468,734
	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Series A
4.000%, due 7/1/36	$1,000,000	$997,173
Colorado Health Facilities Authority, Revenue Bonds
Series A-1
4.000%, due 8/1/44	250,000	231,856
5.000%, due 8/1/35	105,000	111,767
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	156,434
5.000%, due 12/1/29	145,000	158,775
5.250%, due 12/1/37	200,000	221,002
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	445,137
Jefferson County School District, General Obligation Bonds
Series R-1 Insured: BAM
4.000%, due 12/15/34	3,000,000	3,184,100
		9,242,421
Connecticut — 4.0%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	645,367
5.000%, due 9/1/38	1,250,000	1,361,719
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	171,273
5.000%, due 3/1/36	400,000	445,041
Series B Insured: AGM
5.250%, due 9/1/30	600,000	660,019
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	248,059
4.000%, due 9/15/28	290,000	300,600
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series I-1
5.000%, due 7/1/33	350,000	371,350
Series L
5.000%, due 7/1/32	1,590,000	1,636,246
State of Connecticut, General Obligation Bonds
Series A
3.130%, due 1/15/24	3,000,000	2,966,164
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,094,590
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/36	500,000	519,627
4.000%, due 5/1/39	1,500,000	1,515,237
5.000%, due 8/1/34	3,000,000	3,101,438
5.250%, due 7/1/40	1,000,000	1,143,247
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	398,293
Town of North Branford CT, General Obligation Bonds
5.000%, due 8/2/24	1,000,000	1,013,650
		18,591,920

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Delaware — 0.9%
State of Delaware, General Obligation Bonds
Series A
5.000%, due 5/1/25	$4,200,000	$4,337,081

District of Columbia — 1.2%
District of Columbia, General Obligation Bonds
Series C
5.000%, due 6/1/38	1,000,000	1,011,025
Series D
5.000%, due 6/1/42	1,485,000	1,556,581
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a),(b)	3,035,000	3,043,765
		5,611,371
Florida — 5.2%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,235,000	1,236,741
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,049,482
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,500,000	3,674,052
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	402,084
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	4,925,366
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/28	1,000,000	1,092,195
5.250%, due 9/1/29	1,000,000	1,111,912
Florida Development Finance Corp., Revenue Bonds
5.000%, due 2/1/34	1,405,000	1,437,575
Series A
4.000%, due 7/1/24	200,000	198,557
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a),(b)	3,000,000	3,020,144
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	752,852
5.000%, due 10/1/31	400,000	456,824
5.000%, due 10/1/33	200,000	229,896
5.000%, due 10/1/37	425,000	472,345
5.000%, due 10/1/39	475,000	521,572
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,381,680
North Springs Improvement District, Special Assessment
Insured: AGM
4.000%, due 5/1/28	60,000	62,526
4.000%, due 5/1/30	45,000	47,700
	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	$1,600,000	$1,797,833
		23,871,336
Georgia — 4.0%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/38	1,000,000	1,063,331
5.000%, due 11/1/40	2,500,000	2,558,441
Main Street Natural Gas, Inc., Revenue Bonds
5.000%, due 9/1/53(a),(b)	2,000,000	2,102,379
Series B
4.000%, due 8/1/49(a),(b)	2,925,000	2,930,253
Series G
4.000%, due 4/1/48(a),(b)	5,300,000	5,302,170
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,063,352
5.000%, due 1/1/38	500,000	522,986
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	455,125
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	289,470
5.250%, due 2/1/39	425,000	488,472
5.250%, due 2/1/40	450,000	515,034
5.250%, due 2/1/41	400,000	456,214
5.250%, due 2/1/42	350,000	396,664
5.250%, due 2/1/43	425,000	480,838
		18,624,729
Guam — 0.3%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/24	775,000	775,562
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	647,628
		1,423,190
Illinois — 8.3%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	498,583
Chicago O’Hare International Airport, Revenue Bonds
Series B
5.000%, due 1/1/39	2,700,000	2,877,991
Chicago Park District, General Obligation Bonds
Series C Insured: BAM
5.000%, due 1/1/27	250,000	251,356
Series D
4.000%, due 1/1/34	1,000,000	1,010,538
4.000%, due 1/1/35	645,000	648,314
Series E Insured: BAM
4.000%, due 11/15/31	500,000	514,692
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/32	1,500,000	1,623,641
5.250%, due 1/1/28	1,000,000	1,097,901
5.500%, due 1/1/40	1,000,000	1,090,565

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	$1,000,000	$1,097,513
5.250%, due 12/15/39	1,000,000	1,113,653
5.250%, due 12/15/40	1,000,000	1,110,516
Illinois Development Finance Authority, Revenue Bonds
3.560%, due 7/15/25(c)	500,000	466,681
Illinois Finance Authority, Revenue Bonds
Series A
5.000%, due 8/15/32	1,500,000	1,692,555
Illinois State Toll Highway Authority, Revenue Bonds
Series B
5.000%, due 1/1/37	1,500,000	1,506,897
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,012,265
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/31	700,000	722,623
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	337,154
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,029,428
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	259,938
5.000%, due 10/1/28	650,000	693,123
5.000%, due 10/1/30	690,000	745,723
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,800,432
5.000%, due 1/1/30	500,000	550,560
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	396,840
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/31	450,000	475,039
4.000%, due 4/15/33	500,000	524,746
Insured: BAM
5.500%, due 12/1/34	800,000	933,065
5.500%, due 12/1/35	1,000,000	1,158,609
Series B
4.000%, due 10/15/24	165,000	165,588
State of Illinois, General Obligation Bonds
5.000%, due 2/1/26	500,000	518,178
Series A
5.000%, due 12/1/26	780,000	819,279
5.000%, due 3/1/29	1,470,000	1,593,927
5.000%, due 3/1/30	1,000,000	1,098,985
Series A Insured: AGM
4.125%, due 4/1/33	550,000	550,062
Series D
5.000%, due 11/1/28	1,000,000	1,064,284
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
State of Illinois Sales Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 6/15/27	$600,000	$604,106
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	476,791
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,212,271
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/32	375,000	393,721
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	508,202
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	841,055
Insured: BAM
5.000%, due 1/1/36	445,000	500,509
5.250%, due 1/1/39	555,000	617,405
		38,205,304
Indiana — 2.7%
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,929,516
5.000%, due 1/1/42	1,525,000	1,658,585
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,225,536
Indiana Finance Authority, Revenue Bonds
Series A
1.400%, due 8/1/29	1,000,000	871,295
5.000%, due 10/1/41	1,000,000	1,033,102
Indiana Housing & Community Development Authority, Revenue Bonds
5.000%, due 10/1/26(a),(b)	2,000,000	2,031,219
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	249,190
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,292,297
6.000%, due 7/15/38	600,000	699,472
Tippecanoe County School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	600,459
		12,590,671
Iowa — 0.9%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/24	1,305,000	1,302,980
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	318,548

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Iowa (continued)
5.000%, due 10/1/35	$360,000	$379,870
5.000%, due 10/1/36	365,000	381,924
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	425,527
5.000%, due 6/1/25	440,000	452,817
5.000%, due 6/1/26	465,000	487,649
5.000%, due 6/1/27	490,000	524,088
		4,273,403
Kansas — 0.6%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/31	420,000	472,323
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,768,763
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	516,764
		2,757,850
Kentucky — 0.6%
Kentucky Public Energy Authority, Revenue Bonds
4.000%, due 2/1/50(a),(b)	2,325,000	2,302,914
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	76,003
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
Series A
5.000%, due 10/1/32	500,000	519,697
		2,898,614
Louisiana — 0.3%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/23	205,000	205,307
5.000%, due 10/1/29	290,000	315,983
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	106,703
State of Louisiana, General Obligation Bonds
Series A
5.000%, due 3/1/38	490,000	547,010
		1,175,003
Maine — 0.2%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	161,178
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/32	500,000	558,192
		719,370
	Principal Amount	Value
Municipal Bonds (continued)

Maryland — 1.0%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	$900,000	$913,472
Maryland Community Development Administration, Revenue Bonds
Series A
5.000%, due 9/1/42	1,000,000	1,029,249
State of Maryland, General Obligation Bonds
Series A
5.000%, due 6/1/37	2,100,000	2,413,150
		4,355,871
Massachusetts — 0.9%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,331,399
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
6.220%, due 7/1/31(c)	1,000,000	736,035
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	510,562
Massachusetts Housing Finance Agency, Revenue Bonds
Series B
0.800%, due 12/1/25	540,000	498,875
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,060,389
		4,137,260
Michigan — 4.1%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	199,254
5.000%, due 6/1/28	90,000	98,225
5.000%, due 6/1/30	210,000	237,412
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,045,622
5.000%, due 5/1/40	1,000,000	1,088,921
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,043,211
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
5.000%, due 7/1/46	500,000	511,816
5.250%, due 7/1/33	1,500,000	1,582,542
Insured: BAM
5.000%, due 7/1/46	1,000,000	1,041,475
Michigan Finance Authority, Revenue Bonds
5.000%, due 11/1/44	1,000,000	1,014,567
Series A
5.000%, due 4/15/29	1,000,000	1,101,418
5.000%, due 2/15/34	235,000	254,849
Series A Class 1
4.000%, due 6/1/34	500,000	510,407

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Michigan State Building Authority, Revenue Bonds
5.000%, due 4/15/41	$1,175,000	$1,223,486
Michigan State Housing Development Authority, Revenue Bonds
5.000%, due 12/1/25(a),(b)	2,000,000	2,020,165
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,498,499
4.000%, due 5/1/37	2,655,000	2,719,477
State of Michigan, General Obligation Bonds
Series A
3.625%, due 5/15/24	1,080,000	1,063,535
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	500,883
		18,755,764
Minnesota — 0.3%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,370,257
Missouri — 1.8%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,368,595
5.000%, due 9/1/28	1,000,000	1,089,867
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	146,571
Hickman Mills School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,805,357
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	164,670
6.000%, due 3/1/29	150,000	173,581
6.000%, due 3/1/31	35,000	42,408
6.000%, due 3/1/33	500,000	623,333
6.000%, due 3/1/35	530,000	655,635
		8,070,017
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	378,858

Nebraska — 1.2%
Central Plains Energy Project, Revenue Bonds
4.000%, due 12/1/49(a),(b)	1,500,000	1,498,662
5.000%, due 3/1/50(a),(b)	3,500,000	3,511,361
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	344,846
		5,354,869
Nevada — 0.6%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	825,000	835,529
	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	$845,000	$951,527
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	1,000,949
		2,788,005
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000%, due 4/1/30	665,000	669,710

New Jersey — 2.2%
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	413,260
New Jersey Economic Development Authority, Revenue Bonds
4.914%, due 3/1/24	1,000,000	994,372
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	484,398
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A
3.500%, due 7/1/25(a),(b)	1,635,000	1,626,350
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.000%, due 6/15/30	1,500,000	1,574,272
Series AA
5.000%, due 6/15/37	1,300,000	1,405,898
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,107,626
Series D-1
4.503%, (1-Month LIBOR + 0.70%), due 1/1/24(a)	1,000,000	999,900
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	520,571
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.000%, due 6/1/46	1,000,000	999,904
		10,126,551
New Mexico — 0.2%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	703,495

New York — 8.4%
Camden Central School District, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/27	1,180,000	1,212,703
City of New York NY, General Obligation Bonds
5.000%, due 8/1/38	500,000	571,642
5.250%, due 10/1/47	3,000,000	3,349,908

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Series F-1
5.000%, due 6/1/34	$1,090,000	$1,120,967
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,658,426
Long Island Power Authority, Revenue Bonds
5.000%, due 9/1/39	600,000	608,292
Series A-2
3.930%, due 12/1/29(a),(b)	3,875,000	3,840,754
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
5.000%, due 11/15/29	500,000	515,979
Series C
5.000%, due 11/15/38	250,000	250,019
5.000%, due 11/15/42	500,000	499,981
New York City Housing Development Corp., Revenue Bonds
Series F-2A
3.400%, due 11/1/62(a),(b)	780,000	767,362
New York City Municipal Water Finance Authority, Revenue Bonds
Series HH
5.000%, due 6/15/39	1,500,000	1,535,983
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
5.000%, due 7/15/33	150,000	165,128
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
4.000%, due 5/1/43	215,000	212,310
5.500%, due 11/1/45	2,000,000	2,294,487
Series A-1
4.000%, due 11/1/38	1,000,000	1,011,509
New York Liberty Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 2/15/43	2,000,000	1,966,021
Class 1
2.450%, due 9/15/69	500,000	456,490
Series A Insured: AGM
2.750%, due 11/15/41	1,070,000	842,903
New York State Dormitory Authority, Revenue Bonds
5.000%, due 2/15/41	820,000	866,165
Insured: AGM
5.000%, due 10/1/38	1,350,000	1,503,281
Series A
4.000%, due 3/15/39	500,000	502,647
4.000%, due 3/15/41	1,500,000	1,488,321
5.000%, due 3/15/35	1,000,000	1,024,954
Series E
3.000%, due 3/15/41	500,000	420,585
5.000%, due 3/15/41	2,000,000	2,135,359
New York State Housing Finance Agency, Revenue Bonds
Series A
0.750%, due 11/1/25	285,000	261,076
New York State Thruway Authority, Revenue Bonds
Series A-1
4.000%, due 3/15/43	1,165,000	1,142,789
New York State Urban Development Corp., Revenue Bonds
4.000%, due 3/15/38	650,000	654,579
	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds
5.250%, due 5/15/42	$1,000,000	$1,072,369
Triborough Bridge & Tunnel Authority, Revenue Bonds
Insured: AGM
2.000%, due 5/15/45(a),(b)	1,345,000	1,233,888
Series B-3
5.000%, due 11/15/38	1,000,000	1,030,538
Series C
5.000%, due 11/15/37	1,000,000	1,083,664
Series D-2
5.250%, due 5/15/47	1,250,000	1,394,301
		38,695,380
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series E Insured: AGM
3.980%, due 1/15/44(a),(b)	2,300,000	2,300,000
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	910,500
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	1,000,000	1,007,186
		4,217,686
North Dakota — 0.2%
City of Grand Forks ND, Revenue Bonds
4.000%, due 12/1/37	1,250,000	1,115,315

Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,236,232
American Municipal Power, Inc., Revenue Bonds
5.000%, due 2/15/41	1,000,000	1,016,330
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,131,961
5.500%, due 12/1/39	1,330,000	1,499,854
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	779,651
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,077,997
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,028,507
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	636,922
State of Ohio, Revenue Bonds
Series E
5.000%, due 1/15/35	500,000	537,879
		8,945,333
Oregon — 0.3%
State of Oregon, General Obligation Bonds
Series F
5.000%, due 5/1/35	1,500,000	1,535,313

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania — 2.3%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	$500,000	$512,592
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
5.340%, due 11/15/37(c)	750,000	400,331
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	380,000	416,294
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	261,519
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,167,375
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	90,000	81,806
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 10/1/34	1,000,000	1,033,810
Series A Insured: AGC
4.307%, (3-Month LIBOR + 0.60%), due 7/1/27(a)	110,000	108,736
Pennsylvania Housing Finance Agency, Revenue Bonds
5.750%, due 10/1/53	865,000	922,465
Pennsylvania Turnpike Commission, Revenue Bonds
Series A-1
5.000%, due 12/1/41	2,000,000	2,065,792
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
5.250%, due 12/1/44	500,000	534,167
Pittsburgh Water & Sewer Authority, Revenue Bonds
Insured: AGM
5.000%, due 9/1/36	1,285,000	1,468,088
Series A Insured: AGM
5.000%, due 9/1/32	550,000	615,983
West Shore School District, General Obligation Bonds
5.000%, due 11/15/43	1,000,000	1,040,363
		10,629,321
Puerto Rico — 0.2%
Puerto Rico Electric Power Authority, Revenue Bonds
Series B Insured: NATL
5.000%, due 7/1/24	25,000	25,005
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	424,493
5.000%, due 7/1/29	425,000	457,229
		906,727
Rhode Island — 1.1%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	270,907
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	506,359
5.000%, due 9/1/43	1,500,000	1,501,863
	Principal Amount	Value
Municipal Bonds (continued)

Rhode Island (continued)
Series F
5.500%, due 5/15/39	$1,320,000	$1,491,845
5.500%, due 5/15/41	180,000	201,922
Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds
Series 77-A
5.000%, due 10/1/28	350,000	377,499
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	687,886
		5,038,281
South Carolina — 1.4%
City of Spartanburg SC Water System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/34	1,000,000	1,042,174
Greenville Housing Authority, Revenue Bonds
5.000%, due 10/1/26(a),(b)	1,000,000	1,019,550
South Carolina Public Service Authority, Revenue Bonds
Insured: AGM
5.250%, due 12/1/37	2,000,000	2,223,253
Series B
5.000%, due 12/1/36	100,000	102,695
Spartanburg County School District No 4, General Obligation Bonds
Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,150,612
		6,538,284
South Dakota — 0.1%
Baltic School District No 49-1, General Obligation Bonds
Insured: AGM
4.500%, due 12/1/38	300,000	313,569

Tennessee — 1.3%
Health Educational and Housing Facility Board of the City of Memphis (The), Revenue Bonds
5.000%, due 7/1/27(a),(b)	1,305,000	1,339,158
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a),(b)	3,000,000	2,998,183
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/15/42	1,000,000	1,045,154
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	512,564
		5,895,059
Texas — 15.3%
Alamito Public Facility Corp., Revenue Bonds
3.500%, due 9/1/25(a),(b)	8,000,000	7,956,628
5.000%, due 8/1/44(a),(b)	1,000,000	1,028,110
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,627,990

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	$2,200,000	$2,533,338
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,550,349
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,006,371
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,306,045
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,329,241
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	260,773
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/23	260,000	260,336
City of Austin TX Airport System Revenue, Revenue Bonds
5.000%, due 11/15/46	1,000,000	1,023,343
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,485,059
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 11/15/23	1,000,000	1,004,786
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	769,101
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	352,815
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,052,185
City of Houston TX Combined Utility System Revenue, Revenue Bonds
5.000%, due 11/15/35	2,000,000	2,096,079
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	252,772
5.000%, due 2/1/44	1,035,000	1,099,270
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/27	125,000	133,191
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	169,013
3.000%, due 8/15/35	250,000	229,309
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,881,403
Dallas College, General Obligation Bonds
5.000%, due 2/15/36	1,250,000	1,290,620
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	$1,235,000	$1,277,364
Forney Independent School District, General Obligation Bonds
Insured: BAM
4.450%, due 8/15/41(c)	255,000	83,470
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,273,260
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	754,822
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	367,127
4.000%, due 9/1/33	370,000	386,851
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,756,586
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,277,945
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,269,030
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	331,442
6.500%, due 4/1/29	325,000	359,642
Housing Synergy PFC, Revenue Bonds
5.000%, due 2/1/27(a),(b)	1,000,000	1,026,414
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	228,509
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,850,214
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	383,519
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	728,405
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	576,626
North Texas Tollway Authority, Revenue Bonds
5.000%, due 1/1/45	1,300,000	1,312,803
5.250%, due 1/1/38	1,000,000	1,109,235
Rankin Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/33	1,000,000	1,007,044
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,126,204
5.250%, due 2/15/41	2,000,000	2,204,714

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
State of Texas, General Obligation Bonds
Series A
5.000%, due 4/1/35	$1,000,000	$1,049,945
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.354%, (3-Month LIBOR + 0.69%), due 9/15/27(a)	2,190,000	2,177,031
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	497,793
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,651,287
Texas Water Development Board, Revenue Bonds
5.000%, due 8/1/41	1,000,000	1,105,812
Series A
5.000%, due 10/15/43	2,000,000	2,111,828
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	511,569
		70,494,618
Utah — 2.7%
County of Salt Lake UT, General Obligation Bonds
2.300%, due 12/15/28	1,325,000	1,254,096
County of Utah UT, Revenue Bonds
5.000%, due 5/15/41	1,500,000	1,544,194
Series A
5.000%, due 5/15/45	1,000,000	1,006,430
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/41	1,000,000	1,102,730
5.250%, due 7/1/43	2,125,000	2,392,319
Series A
5.000%, due 7/1/29	750,000	839,951
5.000%, due 7/1/30	500,000	568,414
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	2,557,184	2,500,156
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	541,345
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 4/15/40	250,000	234,183
Utah Infrastructure Agency, Revenue Bonds
Series A
3.000%, due 10/15/24	520,000	509,610
		12,493,428
Vermont — 0.5%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/26	605,000	627,849
University of Vermont and State Agricultural College, Revenue Bonds
5.000%, due 10/1/40	1,500,000	1,521,554
		2,149,403
	Principal Amount	Value
Municipal Bonds (continued)

Virginia — 2.4%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	$1,250,000	$1,286,760
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
5.000%, due 6/1/26(a),(b)	2,000,000	2,035,788
City of Harrisonburg VA, General Obligation Bonds
Series A
1.750%, due 7/15/35	2,500,000	1,951,871
James City County Economic Development Authority, Revenue Bonds
5.000%, due 2/1/26(a),(b)	1,000,000	1,011,827
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	163,626
Virginia Public Building Authority, Revenue Bonds
5.000%, due 8/1/29	2,000,000	2,068,643
Williamsburg Economic Development Authority, Revenue Bonds
Insured: AGM
4.000%, due 7/1/42	1,000,000	983,143
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a),(b)	1,500,000	1,377,352
		10,879,010
Washington — 2.4%
County of King WA Sewer Revenue, Revenue Bonds
Series A
4.210%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,926,868
Series B
5.000%, due 7/1/36	1,000,000	1,045,091
Energy Northwest, Revenue Bonds
Series A
5.000%, due 7/1/38	1,000,000	1,025,584
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,316,807
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	247,264
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	549,962
State of Washington, General Obligation Bonds
Series 2020 A
5.000%, due 8/1/42	845,000	910,235
Series A-2
5.000%, due 8/1/43	1,420,000	1,579,406
Series D
5.000%, due 2/1/35	600,000	604,577
		11,205,794
West Virginia — 0.7%
State of West Virginia, General Obligation Bonds
Series A
5.000%, due 12/1/35	585,000	649,262
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,511,940

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

West Virginia (continued)
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	$860,000	$907,727
		3,068,929
Wisconsin — 1.8%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	469,140
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	951,192
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
4.000%, due 8/24/23	490,000	490,012
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/23	40,000	39,951
4.000%, due 10/1/24	35,000	34,708
4.000%, due 10/1/30	265,000	248,584
4.000%, due 10/1/31	390,000	361,869
4.000%, due 10/1/32	390,000	357,809
4.000%, due 10/1/33	420,000	380,884
4.000%, due 10/1/34	390,000	349,492
5.000%, due 3/1/41	1,000,000	1,018,940
5.000%, due 3/1/46	3,000,000	3,043,625
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 2/15/33	425,000	463,216
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B
0.500%, due 11/1/50(a),(b)	235,000	222,610
		8,432,032
Total Municipal Bonds
(Cost $463,077,538)		459,552,426

	Shares

Short-Term Investment — 0.3%

Money Market Fund — 0.3%

Dreyfus Tax Exempt Cash Management - Institutional, 3.58%(d)
(Cost $1,207,503)	1,207,629	1,207,503

Total Investments — 100.1%
(Cost $464,285,041)		460,759,929
Other Assets and Liabilities, Net — (0.1)%(e)		(114,418)
Net Assets — 100.0%		$460,645,511

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 7-day yield at July 31, 2023.
(e)	Less than 0.05%.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
LIBOR	- London InterBank Offered Rate
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept

Schedule of Investments ─ IQ MacKay Municipal Intermediate ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$459,552,426	$—	$459,552,426
Short-Term Investment:
Money Market Fund	1,207,503	—	—	1,207,503
Total Investments in Securities	$1,207,503	$459,552,426	$—	$460,759,929

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.